Debt (Detail) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Debt Disclosure [Line Items]
Senior Notes	$ 4,249		$ 4,534
Credit facility	58
Mortgage debt (non-recourse) secured by $1.1 billion and $1.5 billion of real estate assets, with an average interest rate of 4.7% and 5.1% at December 31, 2010 and 2009, maturing through December 2023	1,025	[1]	1,217	[1]
Other	145		86
Total debt	5,477		5,837
Series K Senior Notes 7.125 Percent Due November 2013
Debt Disclosure [Line Items]
Senior Notes	250		725
Series M Senior Notes 7 Percent Due August 2012
Debt Disclosure [Line Items]
Senior Notes			344
Series O Senior Notes 6.375 Percent Due March 2015
Debt Disclosure [Line Items]
Senior Notes	650		650
Series Q Senior Notes 6.75 Percent Due June 2016
Debt Disclosure [Line Items]
Senior Notes	800		800
Series S Senior Notes 6.875 Percent Due November 2014
Debt Disclosure [Line Items]
Senior Notes	498		498
Series T Senior Notes 9 Percent Due May 2017
Debt Disclosure [Line Items]
Senior Notes	388		387
Series U Senior Notes 6 Percent Due November 1st 2020
Debt Disclosure [Line Items]
Senior Notes	500
Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Debt Disclosure [Line Items]
Senior Notes	325		323
Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Debt Disclosure [Line Items]
Senior Notes	502		484
Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Debt Disclosure [Line Items]
Senior Notes	329		316
Senior Notes 10.0 Percent Due May 2012
Debt Disclosure [Line Items]
Senior Notes	$ 7		$ 7

[1]	The assets securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.